UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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Form 13F File Number:  028-12290
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
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Title:     Vice President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           [1/  /09]
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        71
                                               -------------

Form 13F Information Table Value Total:        $47,402
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                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name
     1             028-12293                   Sorrell M. Mathes
-----------        --------------              ----------------------------

                                                     Form 13F Information Table

                  Column 1              Column 2  Column 3  Column 4 Column 5            Column 6  Column 7 Column 8
       ------------------------------- ---------- --------- -------- ------------------ ---------- -------- -----------------------
                                        Title of             Value   Shrs or   SH/ PUT/ Investment  Other    Voting  Authority
               Name of Issuer            Class      Cusip   (x$1000) Prn Amt   PRN CALL Discretion Managers   Sole    Shared   None
       ------------------------------- ---------- --------- -------- --------  --- ---- ---------- -------- -------- --------- ----
     1     Activision Blizzard In.        COM     00507V109      164   19,000  SH          SOLE               19,000
     2          Adobe Sys Inc             COM     00724F101      229   10,770  SH          SOLE               10,770
     3          Allergan Inc.             COM     018490102      625   15,500  SH          SOLE               15,500
     4       Alliant Techsystems          COM     018804104      557    6,498  SH          SOLE                6,498
     5         Amazon Com Inc             COM     023135106    1,307   25,485  SH          SOLE               25,485
     6       Apple Computer Inc           COM     037833100      996   11,675  SH          SOLE               11,675
     7        Applied Matls Inc           COM     038222105      133   13,100  SH          SOLE               13,100
     8        Bank New York Inc           COM     064057102      249    8,773  SH          SOLE                8,773
     9     Berkshire Hathaway Inc.       Cl. B    084670207      598      186  SH          SOLE                  186
    10          Broadcom Corp            Cl. A    111320107      268   15,800  SH          SOLE               15,800
    11    Burlington Nrthn Santa Fe       COM     12189T104      909   12,010  SH          SOLE               12,010
    12          Carnival Corp          Paired CTF 143658300      485   19,925  SH          SOLE               19,925
    13       Caterpillar Inc Del          COM     149123101      681   15,250  SH          SOLE               15,250
    14          Celgene Corp              COM     151020104      630   11,405  SH          SOLE               11,405
    15       ChevronTexaco Corp           COM     166764100      713    9,645  SH          SOLE                9,645
    16     China Mobile Hong Kong      Spons. ADR 16941M109      356    7,000  SH          SOLE                7,000
    17          Cisco Sys Inc             COM     17275R102      360   22,089  SH          SOLE               22,089
    18  Cliffs Natural Resources Inc.     COM     18683K101      281   10,980  SH          SOLE               10,980
    19          Coca Cola Co.             COM     191216100    1,513   33,420  SH          SOLE               33,420
    20      Compania Vale Do Rio       Spons. ADR 204412209      253   20,900  SH          SOLE               20,900
    21       ConocoPhillips Com           COM     20825C104      326    6,300  SH          SOLE                6,300
    22     Consolidated Edison Inc        COM     209115104      346    8,875  SH          SOLE                8,875
    23      Costco Whsl Corp New          COM     22160K105      226    4,300  SH          SOLE                4,300
    24            Cree Inc.               COM     225447101      319   20,100  SH          SOLE               20,100
    25            CSX Corp                COM     126408103    1,256   38,695  SH          SOLE               38,695
    26           Deere & Co               COM     244199105      449   11,725  SH          SOLE               11,725
    27         Diageo PLC New          Spons. ADR 25243Q205      729   12,850  SH          SOLE               12,850
    28     Du Pont E I De Nemours         COM     263534109      848   33,500  SH          SOLE               33,500
    29            EBAY Inc                COM     278642103      457   32,756  SH          SOLE               32,756
    30       Electronic Arts Inc          COM     285512109      451   28,115  SH          SOLE               28,115
    31         Emerson Elec Co            COM     291011104      388   10,586  SH          SOLE               10,586
    32        Exxon Mobil Corp            COM     30231G102    2,220   27,805  SH          SOLE               27,805
    33          Frontline LTD             COM     G3682E127      465   15,700  SH          SOLE               15,700
    34       General Electric Co          COM     369604103      388   23,945  SH          SOLE               23,945
    35       General Mills Inc.           COM     370334104    1,760   28,965  SH          SOLE               28,965
    36       Gilead Sciences Inc          COM     375558103    1,335   26,100  SH          SOLE               26,100
    37           Google Inc              Cl. A    38259P508    1,890    6,144  SH          SOLE                6,144
    38       Harley Davidson Inc          COM     412822108      392   23,078  SH          SOLE               23,078
    39        HDFC Bank LTD ADR           ADR     40415F101      760   10,650  SH          SOLE               10,650
    40           Hershey Co.              COM     427866108      201    5,774  SH          SOLE                5,774
    41            Hess Corp               COM     42809H107      869   16,201  SH          SOLE               16,201
    42 International Business Machines    COM     459200101    1,162   13,805  SH          SOLE               13,805
    43     J P Morgan Chase & Co.         COM     46625H100      227    7,190  SH          SOLE                7,190
    44        Johnson & Johnson           COM     478160104    2,121   35,448  SH          SOLE               35,448
    45      Juniper Networks Inc          COM     48203R104      246   14,075  SH          SOLE               14,075
    46   Kinder Morgan Energy UT LP       COM     494550106      300    6,550  SH          SOLE                6,550
    47  L-3 Communications Hldgs Inc      COM     502424104      541    7,338  SH          SOLE                7,338
    48         Merck & Co Inc.            COM     589331107      741   24,390  SH          SOLE               24,390
    49         Microsoft Corp             COM     594918104    1,244   64,010  SH          SOLE               64,010
    50         Monsanto Co NEW            COM     61166W101      521    7,405  SH          SOLE                7,405
    51         Murphy Oil Corp            COM     626717102      430    9,700  SH          SOLE                9,700
    52      Nestle S A Sponsored          ADR     641069406      759   19,423  SH          SOLE               19,423
    53     Nordic American Tanker         COM     G65773106      348   10,300  SH          SOLE               10,300
    54     Oceaneering Int'l. Inc.        COM     675232102      364   12,500  SH          SOLE               12,500
    55         OGE Energy Corp            COM     670837103      813   31,555  SH          SOLE               31,555
    56           Oracle Corp              COM     68389X105      704   39,695  SH          SOLE               39,695
    57    Pan American Silver Corp        COM     697900108      210   12,300  SH          SOLE               12,300
    58           Pepsico Inc              COM     713448108      938   17,122  SH          SOLE               17,122
    59     Permian Basin Rlty Trst        COM     714236106      187   13,680  SH          SOLE               13,680
    60          PG & E Corp.              COM     69331C108      850   21,955  SH          SOLE               21,955
    61       Procter & Gamble Co          COM     742718109    1,689   27,316  SH          SOLE               27,316
    62          Qualcomm Inc              COM     747525103      566   15,800  SH          SOLE               15,800
    63           Raytheon Co            COM NEW   755111507      977   19,150  SH          SOLE               19,150
    64       Salesforce Com Inc           COM     79466L302      519   16,200  SH          SOLE               16,200
    65        Schlumberger Ltd            COM     806857108      724   17,107  SH          SOLE               17,107
    66         Smucker J M Co             COM     832696405      332    7,649  SH          SOLE                7,649
    67      Southern Copper Corp          COM     84265V105      643   40,045  SH          SOLE               40,045
    68         SVB Finl Group             COM     78486Q101      320   12,181  SH          SOLE               12,181
    69       Wal Mart Stores Inc          COM     931142103      938   16,725  SH          SOLE               16,725
    70            Yahoo Inc               COM     984332106      457   37,495  SH          SOLE               37,495
    71   Ishares Inc. MSCI Malaysia       COM     464286830      149   20,400  SH          SOLE               20,400

totals:               71                                      47,402

Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00